TAXES ON INCOME (Schedule of Pre-tax Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic	$ (32,826)	$ (15,419)	$ (8,722)
Foreign	2,691	2,230	1,550
Pre-tax income (loss)	$ (30,135)	$ (13,189)	$ (7,172)